OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2013
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]
Other current assets consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Advances to staff for business use	8,368	5,277
Deposits for rental	3,999	312
Deposits for land use right	2,805	167
Others	1,235	1,244

	16,407	7,000